Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001803491
Registrant Name	Hamilton Lane Private Assets Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES